Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Disciplined Small Cap Portfolio
April 30, 2014
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Shashi Naik (assistant portfolio manager) has managed the fund since September 2014.

The following information supplements the biographical information found in the "Fund Management" section on page 10.

Shashi Naik is assistant portfolio manager of the fund which he has managed since September 2014. He also manages other funds. Since joining Geode in 2010, Mr. Naik has worked as a portfolio performance analyst and assistant portfolio manager. Prior to joining Geode, Mr. Naik was a quantitative analyst at PanAgora Management from 2007 to 2010.

VDSC-14-01  October 17, 2014
1.832801.112

Supplement to the
Fidelity® Variable Insurance Products Investor Class
Disciplined Small Cap Portfolio
April 30, 2014
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Shashi Naik (assistant portfolio manager) has managed the fund since September 2014.

The following information supplements the biographical information found in the "Fund Management" section on page 10.

Shashi Naik is assistant portfolio manager of the fund which he has managed since September 2014. He also manages other funds. Since joining Geode in 2010, Mr. Naik has worked as a portfolio performance analyst and assistant portfolio manager. Prior to joining Geode, Mr. Naik was a quantitative analyst at PanAgora Management from 2007 to 2010.

VDSCI-14-01  October 17, 2014
1.933381.105

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Index 500 Portfolio
April 30, 2014
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information supplements the biographical information found in the "Fund Management" section on page 10.

Deane Gyllenhaal is senior portfolio manager of the fund, which he has managed since September 2014. He also manages other funds. Since joining Geode in 2014, Mr. Gyllenhaal has worked as a senior portfolio manager. Prior to joining Geode, Mr. Gyllenhaal was a senior portfolio manager at Hartford Investment Management from 2006 to 2014.

VI5-14-01  October 17, 2014
1.797998.116